Lease - Schedule of Operating Lease Liabilities (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Operating Lease Liabilities [Abstract]
Current	RM 41,290	$ 10,115	RM 31,001
Non-current	70,073	17,166	86,328
Operating lease liabilities	RM 111,363	$ 27,281	RM 117,329